Compensation and Benefits - Significant Assumptions (Details) - SLP Awards		12 Months Ended
	Oct. 01, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate	2.98%
Expected volatility	30.00%
Expected term of the awards granted during the period (years)	5 years
Valuation, Income Approach | Measurement Input, Discount Rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0990	0.038	0.036	0.0990	0.0980
Valuation, Income Approach | Measurement Input, Discount Rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.1080	0.112	0.121	0.1080	0.1110
Valuation, Market Approach | Measurement Input, Income Multiples | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	12.00			12.00	11.00
Valuation, Market Approach | Measurement Input, Income Multiples | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	20.00			20.00	14.00
Valuation, Market Approach | Measurement Input, Revenue Multiples | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	2.25			2.25	2.25
Valuation, Market Approach | Measurement Input, Revenue Multiples | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	4.00			4.00	4.25
Valuation, Market Approach | Measurement Input, Growth Rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0250			0.0250	0.0250
Valuation, Market Approach | Measurement Input, Growth Rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0275			0.0275	0.0275